UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                               Virtus Equity Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2010
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


VIRTUS EQUITY TRUST
FOOTNOTE LEGEND
JUNE 30, 2010 (UNAUDITED)

(1) Federal Income Tax Information: For tax information at June 30, 2010, see the Federal Income Tax Information Note 2 in the Notes to Schedules of Investments.

(2)  Non-income producing

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

Fund                       Market Value   % of Net Assets
----                       ------------   ---------------
Balanced Fund                 $20,939           3.7%
Tactical Allocation Fund        8,093           4.6

(5) Represents security purchased with cash collateral received for securities on loan.

(6)  All or a portion of security on loan.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                            PAR VALUE     VALUE
                                                           ----------   --------
U.S. GOVERNMENT SECURITIES--5.9%
U.S. Treasury Bond 3.500%, 2/15/39                         $   10,440   $  9,698
U.S. Treasury Note
   1.000%, 12/31/11                                               580        584
   2.625%, 6/30/14                                              6,685      6,988
   3.250%, 12/31/16                                             1,435      1,513
   4.750%, 8/15/17                                              2,830      3,272
   3.625%, 2/15/20                                             10,865     11,479
                                                                        --------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $31,127)                                                 33,534
                                                                        --------
MUNICIPAL BONDS--0.0%
NEW JERSEY--0.0%
New Jersey Turnpike Authority Taxable Series B
   Prerefunded 1/1/15 @ 100 (AMBAC Insured)
   4.252%, 1/1/16                                                   5          5
                                                                        --------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5)                                                           5
                                                                        --------
MORTGAGE-BACKED SECURITIES--13.7%
AGENCY--9.9%
FHLMC
   5.000%, 1/1/35                                               8,324      8,849
   5.000%, 7/1/35                                                 169        179
   5.000%, 12/1/35                                              1,234      1,309
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                       359        372
   CH-2904 4.500%, 4/15/19                                      1,095      1,147
FNMA
   6.000%, 5/1/17                                                 128        139
   4.500%, 12/1/18                                              1,312      1,386
   4.500%, 4/1/19                                                 274        292
   4.000%, 7/1/19                                                  51         53
   4.000%, 6/1/20                                                 862        910
   4.500%, 11/1/20                                              1,946      2,056
   6.000%, 12/1/32                                                284        313
   6.000%, 10/1/34                                                196        215
   6.000%, 11/1/34                                              7,904      8,672
   6.000%, 5/1/35                                                 384        418
   5.500%, 3/1/36                                               3,534      3,802
   6.000%, 9/1/36                                                 549        598
   5.500%, 11/1/36                                              2,196      2,360

                                                            PAR VALUE     VALUE
                                                           ----------   --------
AGENCY--(CONTINUED)
   6.000%, 10/1/37                                         $    1,127   $  1,224
   5.000%, 2/1/38                                                 750        800
   5.000%, 3/1/38                                                 965      1,032
   5.000%, 3/1/38                                                 815        871
   6.500%, 3/1/38                                               5,572      6,207
   5.000%, 4/1/38                                               1,626      1,738
   5.500%, 4/1/38                                                 477        513
   5.500%, 6/1/38                                               4,701      5,053
   5.500%, 8/1/38                                                  74         80
   6.500%, 10/1/38                                                209        229
   6.000%, 11/1/38                                              1,361      1,478
FNMA REMICs 03-42, HC 4.500%, 12/25/17                            440        461
GNMA
   6.000%, 8/15/32                                                349        386
   10-16, A 3.214%, 1/16/40                                     3,512      3,617
                                                                        --------
                                                                          56,759
                                                                        --------
NON-AGENCY--3.8%
Banc of America Commercial Mortgage, Inc. 05-1, A4
   5.052%, 11/10/42 (3)                                           320        336
Bear Stearns Commercial Mortgage Securities 04-T16, A6
   4.750%, 2/13/46                                                298        306
Commercial Mortgage Pass-Through Certificates
   05-C6, A4 5.168%, 6/10/44                                      375        400
   07-C9, A4 5.816%, 12/10/49(3)                                  445        460
Credit Suisse Mortgage Capital Certificates
   06-C1, A3 5.549%, 2/15/39(3)                                   575        609
   06-C1, A4 5.609%, 2/15/39(3)                                 1,950      2,052
   06-C4, A3 5.467%, 9/15/39                                    2,435      2,393
   06-C5, A3 5.311%, 12/15/39                                     520        515
Greenwich Capital Commercial Funding Corp.
   07-GG9, A4 5.444%, 3/10/39                                   2,505      2,510
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C7, A3 5.347%, 11/15/38                                   2,230      2,301
Morgan Stanley Capital I
   04-T15, A3 5.030%, 6/13/41                                     555        576
   06-T23, A4 5.810%, 8/12/41(3)                                1,255      1,344
   07-T27, A4 5.649%, 6/11/42(3)                                1,250      1,309
   05-IQ9, A3 4.540%, 7/15/56                                     715        723
OBP Depositor LLC Trust 10-OBP, A 144A 4.646%,
   7/15/45 (4)                                                  1,020      1,039
Wachovia Bank Commercial Mortgage Trust 05-C19, A5
   4.661%, 5/15/44                                              3,613      3,717

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                            PAR VALUE     VALUE
                                                           ----------   --------
NON-AGENCY--(CONTINUED)
   07-C34, A3 5.678%, 5/15/46                              $    1,400   $  1,406
                                                                        --------
                                                                          21,996
                                                                        --------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $74,919)                                                 78,755
                                                                        --------
ASSET-BACKED SECURITIES--0.1%
Associates Manufactured Housing Pass-Through-Certificate
   97-2, A6 7.075%, 3/15/28                                       255        258
                                                                        --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $255)                                                       258
                                                                        --------
CORPORATE BONDS--19.5%
CONSUMER DISCRETIONARY--2.6%
Affinion Group, Inc. 10.125%, 10/15/13                            860        886
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
   7.625%, 5/15/14                                                815        788
Cablevision Systems Corp. 144A 8.000%, 4/15/20 (4)                125        127
Cequel Communications Holdings I LLC / Cequel Capital
   Corp. 144A 8.625%, 11/15/17 (4)                                470        470
Comcast Corp. 5.700%, 7/1/19                                    1,155      1,270
Discovery Communications LLC 3.700%, 6/1/15                       600        615
Fortune Brands, Inc. 3.000%, 6/1/12                             1,050      1,063
Hasbro, Inc. 6.300%, 9/15/17                                      775        805
NBC Universal, Inc. 144A 3.650%, 4/30/15 (4)                      540        552
Nebraska Book Co., Inc. 10.000%, 12/1/11                        1,330      1,337
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                      875        860
Scientific Games International, Inc. 9.250%, 6/15/19              915        940
Sinclair Broadcast Group, Inc. 8.000%, 3/15/12(6)               1,050      1,028
Time Warner Cable, Inc.
   5.850%, 5/1/17                                                 435        478
   5.000%, 2/1/20                                               1,080      1,104
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
   144A 8.125%, 12/1/17 (4)                                     1,285      1,266
Videotron Ltee 6.375%, 12/15/15                                   650        647
WMG Holdings Corp. 9.500%, 12/15/14(3)                            645        645
                                                                        --------
                                                                          14,881
                                                                        --------
CONSUMER STAPLES--1.7%
Alliance One International, Inc. 144A 10.000%,
   7/15/16 (4)                                                    835        854
Altria Group, Inc. 9.250%, 8/6/19                               1,560      1,947

                                                            PAR VALUE     VALUE
                                                           ----------   --------
CONSUMER STAPLES--(CONTINUED)
Anheuser-Busch Inbev Worldwide, Inc. 3.000%, 10/15/12          $1,025     $1,052
Delhaize Group 6.500%, 6/15/17                                  1,250      1,441
Kraft Foods, Inc.
   5.625%, 11/1/11                                              1,240      1,305
   6.125%, 2/1/18                                                 630        715
Reynolds American, Inc. 7.300%, 7/15/15                           950      1,067
Stater Brothers Holdings, Inc. 8.125%, 6/15/12                  1,225      1,231
                                                                        --------
                                                                           9,612
                                                                        --------
ENERGY--1.1%
Aquilex Holdings LLC / Aquilex Finance Corp. 144A
   11.125%, 12/15/16 (4)                                          180        181
Bristow Group, Inc. 6.125%, 6/15/13                               215        213
Harvest Operations Corp. 7.875%, 10/15/11                       1,085      1,099
Kinder Morgan Finance Co. 5.700%, 1/5/16                        2,420      2,323
Petroleos Mexicanos 144A 4.875%, 3/15/15 (4)                      655        678
Petropower I Funding Trust 144A 7.360%, 2/15/14 (4)               977        990
Plains All American Pipeline LP / Plains All American
   Finance Corp. 4.250%, 9/1/12                                   235        245
Rowan Cos., Inc. 7.875%, 8/1/19                                   430        474
                                                                        --------
                                                                           6,203
                                                                        --------
FINANCIALS--8.3%
Ally Financial, Inc. 0.000%, 6/15/15                              690        435
American Express Co. 7.250%, 5/20/14                            1,150      1,307
Bank of America Corp.
   5.750%, 8/15/16                                              1,290      1,336
   5.650%, 5/1/18                                               1,295      1,327
   5.625%, 7/1/20                                               1,070      1,078
Barclays Bank plc Series 1, 5.000%, 9/22/16                     2,105      2,159
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                  900      1,051
Capital One Capital VI 8.875%, 5/15/40                            380        396
Capital One Financial Corp. 7.375%, 5/23/14                     1,225      1,401
Citigroup, Inc.
   5.000%, 9/15/14                                                910        910
   4.875%, 5/7/15                                               1,235      1,225
Credit Suisse New York 5.000%, 5/15/13                            900        962
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)                   373        424
Duke Realty LP 5.950%, 2/15/17                                  1,295      1,322
Ford Motor Credit Co. LLC 7.500%, 8/1/12                          685        701
General Electric Capital Corp.

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                            PAR VALUE     VALUE
                                                           ----------   --------
FINANCIALS--(CONTINUED)
   2.800%, 1/8/13                                          $    1,570   $  1,587
   5.500%, 1/8/20                                               1,380      1,458
Goldman Sachs Group, Inc. (The) 6.000%, 6/15/20                   635        655
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
   144A 8.000%, 1/15/18 (4)(6)                                  1,550      1,511
ING Capital Funding Trust III 8.439%, 12/31/49(3)               1,260      1,103
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                        125        119
   144A 8.750%, 3/15/17(4)                                        590        561
JPMorgan Chase & Co.
   5.125%, 9/15/14                                                970      1,035
   3.700%, 1/20/15                                                785        803
   Series 1, 7.900%, 4/29/49(3)                                   536        552
Macquarie Group Ltd. 144A 7.300%, 8/1/14 (4)                    2,410      2,657
Metropolitan Life Global Funding I 144A 2.875%,
   9/17/12 (4)                                                  1,445      1,479
Morgan Stanley
   6.000%, 4/28/15                                              1,150      1,202
   6.625%, 4/1/18                                               1,175      1,232
PNC Funding Corp. 5.125%, 2/8/20                                  640        665
Protective Life Secured Trust 4.000%, 4/1/11                    1,520      1,551
Prudential Financial, Inc. 3.625%, 9/17/12                      1,705      1,756
Rabobank Nederland NV 144A 11.000%, 6/30/49 (3)(4)              1,040      1,284
Regions Financial Corp. 0.707%, 6/26/12(3)                      2,215      2,084
Royal Bank of Scotland Group plc 6.400%, 10/21/19                 550        558
Simon Property Group LP 6.750%, 5/15/14                         1,260      1,416
SunTrust Banks, Inc. 5.250%, 11/5/12                            1,290      1,354
Teachers Insurance & Annuity Association of America 144A
   6.850%, 12/16/39 (4)                                           580        676
UBS Preferred Funding Trust I 8.622%, 10/29/49(3)                 710        693
Wachovia Bank NA 5.000%, 8/15/15                                  600        631
Wachovia Corp. 4.875%, 2/15/14                                  1,145      1,198
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority
   144A 4.375%, 11/15/10(4)                                       175        177
   144A 5.125%, 11/15/14(4)                                     1,175      1,230
                                                                        --------
                                                                          47,261
                                                                        --------
HEALTH CARE--0.8%
Boston Scientific Corp. 6.000%, 1/15/20                         1,080      1,074

                                                            PAR VALUE     VALUE
                                                           ----------   --------
HEALTH CARE--(CONTINUED)
Express Scripts, Inc. 5.250%, 6/15/12                      $    1,250   $  1,335
Talecris Biotherapeutics Holdings Corp. 144A 7.750%,
   11/15/16 (4)                                                   720        770
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
   Finance III LLC 3.000%, 6/15/15                                945        964
Thermo Fisher Scientific, Inc. 2.150%, 12/28/12                   500        506
                                                                        --------
                                                                           4,649
                                                                        --------
INDUSTRIALS--1.5%
ARAMARK Corp. 8.500%, 2/1/15                                      640        650
Case New Holland, Inc. 7.125%, 3/1/14                             780        807
Corrections Corp. of America 7.750%, 6/1/17                     1,185      1,235
DI Finance/DynCorp International, Inc. Series B 9.500%,
   2/15/13                                                      3,700      3,816
DynCorp International, Inc. 144A 10.375%, 7/1/17 (4)              260        262
Hutchison Whampoa International Ltd. 144A 5.750%,
   9/11/19 (4)                                                    525        559
Travelport LLC 9.875%, 9/1/14                                   1,155      1,164
                                                                        --------
                                                                           8,493
                                                                        --------
INFORMATION TECHNOLOGY--0.4%
Fiserv, Inc. 6.125%, 11/20/12                                   1,220      1,338
Intuit, Inc. 5.750%, 3/15/17                                      221        243
Viasat, Inc. 8.875%, 9/15/16                                      120        122
Xerox Corp. 4.250%, 2/15/15                                       795        823
                                                                        --------
                                                                           2,526
                                                                        --------
MATERIALS--0.7%
Ball Corp. 6.750%, 9/15/20                                        345        350
Dow Chemical Co. (The)
   6.000%, 10/1/12                                              1,240      1,333
   5.900%, 2/15/15                                              1,080      1,180
Holcim U.S. Finance S.A.R.L. & Cie S.C.S 144A 6.000%,
   12/30/19 (4)                                                   515        550
Huntsman International LLC 144A 8.625%, 3/15/20 (4)               150        139
Solutia, Inc. 7.875%, 3/15/20                                     620        622
                                                                        --------
                                                                           4,174
                                                                        --------
TELECOMMUNICATION SERVICES--2.2%
GCI, Inc. 144A 8.625%, 11/15/19 (4)                               970        972
Global Crossing Ltd. 144A 12.000%, 9/15/15 (4)                    655        698

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                            PAR VALUE     VALUE
                                                           ----------   --------
TELECOMMUNICATION SERVICES--(CONTINUED)
NII Capital Corp. 8.875%, 12/15/19                         $    1,055   $  1,071
Qwest Corp.
   7.875%, 9/1/11                                               1,885      1,960
   6.500%, 6/1/17                                                 570        574
Sprint Capital Corp. 8.375%, 3/15/12                            1,465      1,544
Telcordia Technologies, Inc. 144A 11.000%, 5/1/18 (4)             600        573
Telecom Italia Capital SA
   6.999%, 6/4/18                                               1,000      1,065
   7.175%, 6/18/19                                              1,170      1,260
Telefonica Emisiones 5.134%, 4/27/20                              915        917
Virgin Media Finance plc 8.375%, 10/15/19                         625        636
Windstream Corp. 7.000%, 3/15/19                                1,420      1,317
                                                                        --------
                                                                          12,587
                                                                        --------
UTILITIES--0.2%
CMS Energy Corp. 6.250%, 2/1/20                                   885        846
FirstEnergy Solutions Corp. 6.050%, 8/15/21                       480        490
                                                                        --------
                                                                           1,336
                                                                        --------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $107,818)                                               111,722
                                                                        --------
LOAN AGREEMENTS(3)--0.9%
CONSUMER DISCRETIONARY--0.2%
KAR Holdings, Inc. Tranche 3.047%, 10/21/13                     1,250      1,190
                                                                        --------
CONSUMER STAPLES--0.1%
Roundy's Supermarkets, Inc. Tranche 10.000%,
   4/5/16                                                         750        755
                                                                        --------
FINANCIALS--0.1%
AGFS Funding Co. Tranche 7.250%, 4/21/15                          750        732
                                                                        --------
HEALTH CARE--0.2%
Biomet, Inc. Tranche B, 3.290%, 3/25/15                         1,247      1,198
                                                                        --------
INFORMATION TECHNOLOGY--0.1%
Reynolds & Reynolds Co. (The) Tranche B 5.250%,
   4/1/17                                                         238        236
                                                                        --------
UTILITIES--0.2%
Calpine Corp. Tranche, 3.165%, 3/29/14                          1,144      1,050
                                                                        --------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $5,316)                                                   5,161
                                                                        --------

                                                             SHARES       VALUE
                                                           ----------   --------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. Series G Pfd. 7.00%(4)                                 181   $    141
                                                                        --------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $57)                                                        141
                                                                        --------
COMMON STOCKS--57.1%
CONSUMER DISCRETIONARY--4.9%
AutoZone, Inc.(2)(6)                                           41,000      7,922
Best Buy Co., Inc.                                            172,000      5,824
Comcast Corp. Class A                                         435,000      7,556
McDonald's Corp.                                              101,000      6,653
                                                                        --------
                                                                          27,955
                                                                        --------
CONSUMER STAPLES--3.7%
Altria Group, Inc.                                            371,000      7,435
Clorox Co. (The)                                              110,000      6,838
PepsiCo, Inc.                                                 109,000      6,643
                                                                        --------
                                                                          20,916
                                                                        --------
ENERGY--10.5%
Chesapeake Energy Corp.                                       290,000      6,076
Chevron Corp.                                                 100,000      6,786
ConocoPhillips                                                146,000      7,167
El Paso Corp.                                                 584,000      6,488
Halliburton Co.                                               297,000      7,291
Massey Energy Co.                                             251,000      6,865
Occidental Petroleum Corp.                                     93,000      7,175
Petroleo Brasileiro SA ADR(6)                                 184,000      6,315
Williams Cos., Inc. (The)                                     343,000      6,270
                                                                        --------
                                                                          60,433
                                                                        --------
FINANCIALS--3.7%
Citigroup, Inc.(2)                                          1,874,000      7,046
Goldman Sachs Group, Inc. (The)                                54,000      7,089
Hudson City Bancorp, Inc.                                     600,000      7,344
                                                                        --------
                                                                          21,479
                                                                        --------
HEALTH CARE--5.1%
Biogen Idec, Inc.(2)                                          146,000      6,928
Gilead Sciences, Inc.(2)                                      211,000      7,233
Johnson & Johnson(6)                                          125,000      7,382
UnitedHealth Group, Inc.                                      264,000      7,498
                                                                        --------
                                                                          29,041
                                                                        --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                           ----------   --------
INDUSTRIALS--7.9%
Alaska Air Group, Inc.(2)(6)                                  140,000   $  6,293
Caterpillar, Inc.                                             109,000      6,548
Continental Airlines, Inc. Class B(2)(6)                      292,000      6,424
DryShips, Inc.(2)(6)                                        1,640,000      5,855
Foster Wheeler AG(2)                                          321,000      6,760
L-3 Communications Holdings, Inc.                              89,000      6,305
Union Pacific Corp.                                           105,000      7,298
                                                                        --------
                                                                          45,483
                                                                        --------
INFORMATION TECHNOLOGY--11.6%
Amkor Technology, Inc.(2)(6)                                1,174,000      6,469
Cisco Systems, Inc.(2)                                        327,000      6,968
Corning, Inc.                                                 399,000      6,444
Hewlett-Packard Co.                                           156,000      6,752
Intel Corp.                                                   345,000      6,710
International Business Machines Corp.(6)                       55,000      6,791
Microsoft Corp.                                               291,000      6,696
Nokia Oyj Sponsored ADR(6)                                    763,000      6,218
QUALCOMM, Inc.                                                214,000      7,028
Research In Motion Ltd.(2)                                    128,000      6,305
                                                                        --------
                                                                          66,381
                                                                        --------
MATERIALS--6.0%
Alcoa, Inc.(6)                                                689,000      6,931
Du Pont (E.I.) de Nemours & Co.                               204,000      7,056
Freeport-McMoRan Copper & Gold, Inc.                          112,000      6,623
Nucor Corp.                                                   185,000      7,082
Potash Corp. of Saskatchewan, Inc.                             79,000      6,813
                                                                        --------
                                                                          34,505
                                                                        --------
TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                    306,000      7,402
Verizon Communications, Inc.                                  238,000      6,669
                                                                        --------
                                                                          14,071
                                                                        --------
UTILITIES--1.2%
Exelon Corp.                                                  185,000      7,024
                                                                        --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $314,362)                                               327,288
                                                                        --------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $533,859)                                               556,864
                                                                        --------

                                                             SHARES       VALUE
                                                           ----------   --------
SHORT-TERM INVESTMENTS--11.5%
MONEY MARKET MUTUAL FUNDS--11.5%
BlackRock Institutional Money Market Trust (seven-day
   effective yield 0.293%).(5)                              4,363,409   $  4,363
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective yield
   0.197%).(5)                                             45,763,700     45,764
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield
   0.177%)                                                 15,581,589     15,582
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $65,709)                                                 65,709
                                                                        --------
TOTAL INVESTMENTS--108.7%
(IDENTIFIED COST $599,568)                                               622,573(1)
Other Assets and Liabilities--(8.7)%                                     (49,573)
                                                                        --------
NET ASSETS--100.0%                                                      $573,000
                                                                        ========

ABBREVIATIONS:

ADR   American Depositary Receipt.

AMBAC American Municipal Bond Assurance Corporation.

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").

FNMA  Federal National Mortgage Association ("Fannie Mae").

GNMA  Government National Mortgage Association ("Ginnie Mae")

REMIC Real Estate Mortgage Investment Conduit

                              VIRTUS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +

United States (includes short-term investments)       91%
Canada                                                 2
Australia                                              1
Bermuda                                                1
Brazil                                                 1
Finland                                                1
Greece                                                 1
Other                                                  2
                                                     ---
Total                                                100%
                                                     ---


+    % of total investments as of June 30, 2010

Virtus Balanced Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                      LEVEL 2
                                TOTAL VALUE AT      LEVEL 1         SIGNIFICANT
                                 JUNE 30, 2010   QUOTED PRICES   OBSERVABLE INPUTS
                                --------------   -------------   -----------------
Debt Securities:
   Asset-Backed Securities         $    258        $     --           $    258
   Corporate Bonds                  111,722              --            111,722
   Loan Agreements                    5,161              --              5,161
   Mortgage-Backed Securities        78,755              --             78,755
   Municipal Bonds                        5              --                  5
   U.S. Government Securities        33,534              --             33,534
Equity Securities:
   Common Stocks                    327,288         327,288                 --
   Preferred Stock                      141             141                 --
   Short-Term Investments            65,709          65,709                 --
                                   --------        --------           --------
Total Investments                  $622,573        $393,138           $229,435
                                   ========        ========           ========

There are no Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                          -----------   --------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY(6)--8.6%
AutoZone, Inc.(2)                                              13,000   $  2,512
Best Buy Co., Inc.                                             63,000      2,133
Comcast Corp. Class A                                         136,000      2,362
McDonald's Corp.                                               33,000      2,174
                                                                        --------
                                                                           9,181
                                                                        --------
CONSUMER STAPLES--6.5%
Altria Group, Inc.                                            120,000      2,405
Clorox Co. (The)                                               39,000      2,424
PepsiCo, Inc.                                                  35,000      2,133
                                                                        --------
                                                                           6,962
                                                                        --------
ENERGY--18.3%
Chesapeake Energy Corp.(6)                                     94,000      1,969
Chevron Corp.                                                  34,000      2,307
ConocoPhillips                                                 47,000      2,307
El Paso Corp.                                                 189,000      2,100
Halliburton Co.                                                91,000      2,234
Massey Energy Co.                                              66,000      1,805
Occidental Petroleum Corp.                                     30,000      2,315
Petroleo Brasileiro SA ADR                                     64,000      2,196
Williams Cos., Inc. (The)                                     121,000      2,212
                                                                        --------
                                                                          19,445
                                                                        --------
FINANCIALS--6.5%
Citigroup, Inc.(2)                                            605,000      2,275
Goldman Sachs Group, Inc. (The)                                16,000      2,100
Hudson City Bancorp, Inc.(6)                                  207,000      2,534
                                                                        --------
                                                                           6,909
                                                                        --------
HEALTH CARE--8.8%
Biogen Idec, Inc.(2)(6)                                        53,000      2,515
Gilead Sciences, Inc.(2)                                       62,000      2,125
Johnson & Johnson(6)                                           38,000      2,244
UnitedHealth Group, Inc.                                       87,000      2,471
                                                                        --------
                                                                           9,355
                                                                        --------
INDUSTRIALS--13.6%
Alaska Air Group, Inc.(2)                                      45,000      2,023
Caterpillar, Inc.(6)                                           35,000      2,103
Continental Airlines, Inc. Class B(2)(6)                       94,000      2,068
DryShips, Inc.(2)(6)                                          480,000      1,714
Foster Wheeler AG(2)                                          102,000      2,148
L-3 Communications Holdings, Inc.                              29,000      2,054

                                                             SHARES       VALUE
                                                          -----------   --------
INDUSTRIALS--(CONTINUED)
Union Pacific Corp.                                            34,000   $  2,363
                                                                        --------
                                                                          14,473
                                                                        --------
INFORMATION TECHNOLOGY--20.4%
Amkor Technology, Inc.(2)(6)                                  379,000      2,088
Cisco Systems, Inc.(2)                                        101,000      2,152
Corning, Inc.                                                 129,000      2,083
Hewlett-Packard Co.                                            53,000      2,294
Intel Corp.                                                   126,000      2,451
International Business Machines Corp.(6)                       19,000      2,346
Microsoft Corp.                                                95,000      2,186
Nokia Oyj Sponsored ADR(6)                                    207,000      1,687
QUALCOMM, Inc.                                                 74,400      2,443
Research In Motion Ltd.(2)                                     41,000      2,020
                                                                        --------
                                                                          21,750
                                                                        --------
MATERIALS--10.3%
Alcoa, Inc.(6)                                                217,000      2,183
Du Pont (E.I.) de Nemours & Co.                                62,000      2,145
Freeport-McMoRan Copper & Gold, Inc.                           36,000      2,129
Nucor Corp.(6)                                                 59,000      2,258
Potash Corp. of Saskatchewan, Inc.(6)                          26,000      2,242
                                                                        --------
                                                                          10,957
                                                                        --------
TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc.                                                    105,000      2,540
Verizon Communications, Inc.                                   81,000      2,270
                                                                        --------
                                                                           4,810
                                                                        --------
UTILITIES--2.2%
Exelon Corp.                                                   63,000      2,392
                                                                        --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $98,043)                                                106,234
                                                                        --------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $98,043)                                                106,234
                                                                        --------
SHORT-TERM INVESTMENTS--23.6%
MONEY MARKET MUTUAL FUNDS--23.6%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                   2,125,542      2,126
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                       22,292,818     22,293

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                          -----------   --------
MONEY MARKET MUTUAL FUNDS--(CONTINUED)
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                              726,992   $    727
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,146)                                                 25,146
                                                                        --------
TOTAL INVESTMENTS--123.3%
(IDENTIFIED COST $123,189)                                               131,380(1)
Other assets and liabilities, net--(23.3)%                               (24,825)
                                                                        --------
NET ASSETS--100.0%                                                      $106,555
                                                                        ========

ABBREVIATIONS:

ADR   American Depositary Receipt.

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +

United States (includes short-term investments)       91%
Canada                                                 3
Bermuda                                                2
Brazil                                                 2
Finland                                                1
Greece                                                 1
                                                     ---
Total                                                100%
                                                     ---

+    % of total investments as of June 30, 2010

Virtus Growth & Income Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $106,234         $106,234
   Short-Term Investments        25,146           25,146
                               --------         --------
Total Investments              $131,380         $131,380
                               ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            VIRTUS MID-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES      VALUE
                                                           ----------   --------
COMMON STOCKS--94.6%
CONSUMER DISCRETIONARY--13.0%
Choice Hotels International, Inc.(6)                              685   $     21
ITT Educational Services, Inc.(2)(6)                              215         18
John Wiley & Sons, Inc. Class A                                   775         30
Ross Stores, Inc.(6)                                              350         18
                                                                        --------
                                                                              87
                                                                        --------
CONSUMER STAPLES--9.1%
Brown-Forman Corp. Class B(6)                                     370         21
Church & Dwight Co., Inc.(6)                                      310         19
SYSCO Corp.                                                       720         21
                                                                        --------
                                                                              61
                                                                        --------
ENERGY--3.0%
Dresser-Rand Group, Inc.(2)                                       625         20
                                                                        --------
FINANCIALS--14.0%
Brown & Brown, Inc.                                             1,440         28
Federated Investors, Inc. Class B(6)                            1,405         29
Realty Income Corp.                                               655         20
T. Rowe Price Group, Inc.                                         385         17
                                                                        --------
                                                                              94
                                                                        --------
HEALTH CARE--12.1%
Bard (C.R.), Inc.                                                 405         31
DENTSPLY International, Inc.                                      690         21
Waters Corp.(2)                                                   455         29
                                                                        --------
                                                                              81
                                                                        --------
INDUSTRIALS--20.7%
Copart, Inc.(2)                                                   530         19
Equifax, Inc.                                                   1,085         30
Expeditors International of Washington, Inc.                      410         14
Graco, Inc.                                                       620         17
Jacobs Engineering Group, Inc.(2)                                 565         21
Robinson (C.H.) Worldwide, Inc.(6)                                230         13
Rockwell Collins, Inc.                                            465         25
                                                                        --------
                                                                             139
                                                                        --------
INFORMATION TECHNOLOGY--15.1%
Adobe Systems, Inc.(2)(6)                                         905         24
Dolby Laboratories, Inc. Class A(2)                               370         23
Intuit, Inc.(2)                                                   950         33
Microchip Technology, Inc.                                        740         21
                                                                        --------
                                                                             101
                                                                        --------

                                                             SHARES       VALUE
                                                           ----------   --------
MATERIALS--4.0%
Sigma-Aldrich Corp.(6)                                            540   $     27
                                                                        --------
UTILITIES--3.6%
EQT Corp.                                                         680         25
                                                                        --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $605)                                                       635
                                                                        --------
TOTAL LONG TERM INVESTMENTS--94.6%
(IDENTIFIED COST $605)                                                       635
                                                                        --------
SHORT-TERM INVESTMENTS--20.9%
MONEY MARKET MUTUAL FUNDS--20.9%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                      11,422         11
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                          119,799        120
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                                8,857          9
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $140)                                                       140
                                                                        --------
TOTAL INVESTMENTS--115.5%
(IDENTIFIED COST $745)                                                       775(1)
Other assets and liabilities, net--(15.5)%                                  (104)
                                                                        --------
NET ASSETS--100.0%                                                      $    670
                                                                        ========

Virtus Mid-Cap Core Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                 $635            $635
   Short-Term Investments         140             140
                                 ----            ----
Total Investments                $775            $775
                                 ====            ====

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------   ----------
COMMON STOCKS--99.0%
CONSUMER DISCRETIONARY--19.3%
Advance Auto Parts, Inc.                                     19,100   $      958
Aeropostale, Inc.(2)(6)                                      58,650        1,680
Autoliv, Inc.(6)                                             13,000          622
Chipotle Mexican Grill, Inc. Class A(2)                       9,800        1,341
Corinthian Colleges, Inc.(2)(6)                              45,600          449
DeVry, Inc.                                                   9,500          499
Gap, Inc. (The)                                              25,500          496
Guess?, Inc.                                                 20,500          640
Hanesbrands, Inc.(2)                                         36,900          888
John Wiley & Sons, Inc. Class A                              16,400          634
Liberty Global, Inc. Class A(2)(6)                           30,600          795
Limited Brands, Inc.                                         44,200          976
Panera Bread Co. Class A(2)                                  14,500        1,092
Ross Stores, Inc.(6)                                         30,100        1,604
Scripps Networks Interactive, Inc. Class A                   20,100          811
Sotheby's Holdings, Inc. Class A(6)                          25,900          592
TJX Cos., Inc. (The)                                         14,460          607
                                                                      ----------
                                                                          14,684
                                                                      ----------
CONSUMER STAPLES--0.6%
Herbalife Ltd.(6)                                            10,000          460
                                                                      ----------
ENERGY--3.0%
Atwood Oceanics, Inc.(2)                                     18,700          477
Cimarex Energy Co.                                            8,500          608
EXCO Resources, Inc.                                         83,400        1,219
                                                                      ----------
                                                                           2,304
                                                                      ----------
FINANCIALS--5.9%
AmeriCredit Corp.(2)                                         45,900          836
Aspen Insurance Holdings Ltd.                                24,100          596
Digital Realty Trust, Inc.(6)                                20,500        1,183
Reinsurance Group of America, Inc.(6)                        26,300        1,202
T. Rowe Price Group, Inc.                                    15,400          684
                                                                      ----------
                                                                           4,501
                                                                      ----------
HEALTH CARE--17.7%
Alexion Pharmaceuticals, Inc.(2)                             13,300          681
Biogen Idec, Inc.(2)                                         12,500          593
Cephalon, Inc.(2)(6)                                         11,100          630
Community Health Systems, Inc.(2)(6)                         22,100          747
Hologic, Inc.(2)(6)                                          44,600          621
Hospira, Inc.(2)(6)                                          26,200        1,505

                                                           SHARES        VALUE
                                                         ----------   ----------
HEALTH CARE--(CONTINUED)
Humana, Inc.(2)(6)                                           14,590   $      666
Intuitive Surgical, Inc.(2)(6)                                2,900          915
Kinetic Concepts, Inc.(2)                                    24,400          891
Mednax, Inc.(2)(6)                                           12,600          701
Myriad Genetics, Inc.(2)                                     23,900          357
Quest Diagnostics, Inc.(6)                                   26,900        1,339
ResMed, Inc.(2)                                               9,100          553
Valeant Pharmaceuticals International(2)(6)                  24,300        1,271
Waters Corp.(2)                                              13,800          893
Watson Pharmaceuticals, Inc.(2)                              27,000        1,096
                                                                      ----------
                                                                          13,459
                                                                      ----------
INDUSTRIALS--14.3%
Carlisle Cos., Inc.                                          41,700        1,507
CNH Global N.V.(6)                                           38,100          863
Delta Air Lines, Inc.(2)                                     44,600          524
Dover Corp.                                                  32,600        1,362
Goodrich Corp.                                               20,000        1,325
ITT Corp.                                                    15,800          710
Northrop Grumman Corp.(6)                                    14,300          778
Regal-Beloit Corp.(6)                                        13,600          759
Shaw Group, Inc. (The)(2)                                    18,200          623
Thomas & Betts Corp.(2)                                      37,500        1,301
Toro Co. (The)                                               23,800        1,169
                                                                      ----------
                                                                          10,921
                                                                      ----------
INFORMATION TECHNOLOGY--27.0%
Akamai Technologies, Inc.(2)                                 12,800          519
ANSYS, Inc.(2)(6)                                            26,300        1,067
Arrow Electronics, Inc.(2)                                   50,500        1,129
Avnet, Inc.(2)                                               54,100        1,304
BMC Software, Inc.(2)                                        22,200          769
Cree, Inc.(2)(6)                                             15,000          900
Dolby Laboratories, Inc. Class A(2)                           7,500          470
F5 Networks, Inc.(2)(6)                                      24,000        1,646
Global Payments, Inc.                                        19,700          720
Hewitt Associates, Inc. Class A(2)                           17,300          596
Lender Processing Services, Inc.                             27,400          858
Marvell Technology Group Ltd.(2)                             34,500          544
Micron Technology, Inc.(2)(6)                                83,000          705
NetApp, Inc.(2)(6)                                           25,300          944
Red Hat, Inc.(2)(6)                                          52,600        1,522
Seagate Technology(2)                                        39,300          512
Symantec Corp.(2)                                           102,700        1,425

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------   ----------
INFORMATION TECHNOLOGY--(CONTINUED)
Teradata Corp.(2)                                            51,300   $    1,564
Teradyne, Inc.(2)(6)                                        146,000        1,424
Western Digital Corp.(2)                                     41,100        1,240
Xerox Corp.                                                  90,700          729
                                                                      ----------
                                                                          20,587
                                                                      ----------
MATERIALS--6.3%
CF Industries Holdings, Inc.                                 10,800          685
Cliffs Natural Resources, Inc.                               14,000          660
Crown Holdings, Inc.(2)                                      32,200          806
Nalco Holding Co.                                            71,400        1,461
Reliance Steel & Aluminum Co.(6)                             16,400          593
Walter Energy, Inc.(6)                                        9,800          597
                                                                      ----------
                                                                           4,802
                                                                      ----------
TELECOMMUNICATION SERVICES--2.7%
NII Holdings, Inc.(2)                                        35,400        1,151
tw telecom, inc.(2)                                          54,800          914
                                                                      ----------
                                                                           2,065
                                                                      ----------
UTILITIES--2.2%
Energen Corp.                                                17,500          776
UGI Corp.                                                    36,900          939
                                                                      ----------
                                                                           1,715
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $70,180)                                                 75,498
                                                                      ----------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $70,180)                                                 75,498
                                                                      ----------
SHORT-TERM INVESTMENTS--32.1%
MONEY MARKET MUTUAL FUNDS--32.1%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                 2,056,290        2,056
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                     21,566,501       21,567
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                            804,283          804
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $24,427)                                                 24,427
                                                                      ----------
TOTAL INVESTMENTS--131.1%
(IDENTIFIED COST $94,607)                                                 99,925(1)
Other assets and liabilities, net--(31.1)%                               (23,719)
                                                                      ----------
NET ASSETS--100.0%                                                    $   76,206
                                                                      ==========

Virtus Mid-Cap Growth Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $75,498         $75,498
   Short-Term Investments        24,427          24,427
                                -------         -------
Total Investments               $99,925         $99,925
                                =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------   ----------
COMMON STOCKS--97.9%
CONSUMER DISCRETIONARY--16.5%
Big Lots, Inc.(2)                                           454,400   $   14,582
Fortune Brands, Inc.(6)                                     248,100        9,721
Home Depot, Inc. (The)                                      311,450        8,742
Penney (J.C.) Co., Inc.                                     562,750       12,088
TJX Cos., Inc. (The)                                        316,850       13,292
                                                                      ----------
                                                                          58,425
                                                                      ----------
CONSUMER STAPLES--14.0%
Del Monte Foods Co.(6)                                      790,500       11,375
Koninklijke Ahold NV Sponsored ADR                        1,198,400       14,800
Safeway, Inc.                                               606,900       11,932
Sara Lee Corp.(6)                                           805,250       11,354
                                                                      ----------
                                                                          49,461
                                                                      ----------
ENERGY--18.8%
Devon Energy Corp.                                          193,140       11,766
El Paso Corp.                                             1,213,450       13,481
ONEOK, Inc.                                                 300,550       12,999
Spectra Energy Corp.(6)                                     792,042       15,896
Williams Cos., Inc. (The)                                   674,000       12,321
                                                                      ----------
                                                                          66,463
                                                                      ----------
INDUSTRIALS--21.5%
Con-way, Inc.                                               237,400        7,127
Masco Corp.(6)                                              648,630        6,979
Owens Corning, Inc.(2)                                      301,400        9,015
Raytheon Co.                                                187,300        9,064
Republic Services, Inc.                                     518,402       15,412
Thomas & Betts Corp.(2)                                     311,150       10,797
USG Corp.(2)(6)                                             360,860        4,359
Waste Management, Inc.                                      422,150       13,209
                                                                      ----------
                                                                          75,962
                                                                      ----------
MATERIALS--18.9%
Ball Corp.(6)                                               226,900       11,987
Crown Holdings, Inc.(2)                                     623,000       15,600
Dow Chemical Co. (The)(6)                                   370,750        8,794
FMC Corp.(6)                                                130,710        7,507
Owens-Illinois, Inc.(2)                                     457,950       12,113
Packaging Corp. of America                                  331,150        7,292
Rockwood Holdings, Inc.(2)                                  162,730        3,692
                                                                      ----------
                                                                          66,985
                                                                      ----------
UTILITIES--8.2%
Dominion Resources, Inc.                                    300,850   $   11,655

                                                           SHARES        VALUE
                                                         ----------   ----------
UTILITIES--(continued)
Duke Energy Corp.(6)                                        476,234        7,620
Dynegy, Inc.(2)                                             484,180        1,864
Mirant Corp.(2)(6)                                          743,750        7,854
                                                                      ----------
                                                                          28,993
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $371,394)                                               346,289
                                                                      ----------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $371,394)                                               346,289
                                                                      ----------
SHORT-TERM INVESTMENTS--13.5%
MONEY MARKET MUTUAL FUNDS--13.5%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                 3,407,701        3,408
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                     35,740,182       35,740
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                          8,749,420        8,749
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $47,897)                                                 47,897
                                                                      ----------
TOTAL INVESTMENTS--111.4%
(IDENTIFIED COST $419,291)                                               394,186(1)
Other assets and liabilities, net--(11.4)%                               (40,446)
                                                                      ----------
NET ASSETS--100.0%                                                    $  353,740
                                                                      ==========

ABBREVIATIONS:

ADR  American Depositary Receipt.

Virtus Mid-Cap Value Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                              TOTAL VALUE AT      LEVEL 1
                               JUNE 30, 2010   QUOTED PRICES
                              --------------   -------------
Equity Securities:
   Common Stocks                 $346,289         $346,289
   Short-Term Investments          47,897           47,897
                                 --------         --------
Total Investments                $394,186         $394,186
                                 ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       VIRTUS QUALITY LARGE-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                           ----------   --------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--9.5%
Genuine Parts Co.                                              39,100   $  1,542
TJX Cos., Inc. (The)                                           31,600      1,326
VF Corp.                                                       15,000      1,068
                                                                        --------
                                                                           3,936
                                                                        --------
CONSUMER STAPLES--15.3%
Clorox Co. (The)(6)                                            21,600      1,343
Coca-Cola Co. (The)                                            24,300      1,218
Heinz (H.J.) Co.(6)                                            28,300      1,223
Kimberly-Clark Corp.                                           25,700      1,558
SYSCO Corp.                                                    34,100        974
                                                                        --------
                                                                           6,316
                                                                        --------
ENERGY--10.9%
Apache Corp.(6)                                                10,400        876
Exxon Mobil Corp.                                              21,600      1,233
National Oilwell Varco, Inc.                                   36,300      1,200
Schlumberger Ltd.(6)                                           21,800      1,206
                                                                        --------
                                                                           4,515
                                                                        --------
FINANCIALS--22.4%
Bank of New York Mellon Corp. (The)                            57,200      1,412
Franklin Resources, Inc.                                       13,500      1,164
JPMorgan Chase & Co.                                           48,600      1,779
MetLife, Inc.                                                  26,900      1,016
PNC Financial Services Group, Inc.(6)                          36,300      2,051
Travelers Cos., Inc. (The)                                     36,700      1,807
                                                                        --------
                                                                           9,229
                                                                        --------
HEALTH CARE--7.8%
Alcon, Inc.(6)                                                  7,000      1,037
Becton, Dickinson & Co.(6)                                     15,300      1,035
Johnson & Johnson(6)                                           19,700      1,164
                                                                        --------
                                                                           3,236
                                                                        --------
INDUSTRIALS--10.4%
3M Co.                                                         22,000      1,738
Honeywell International, Inc.(6)                               31,400      1,225
Union Pacific Corp.                                            19,000      1,321
                                                                        --------
                                                                           4,284
                                                                        --------
INFORMATION TECHNOLOGY--13.7%
Microchip Technology, Inc.(6)                                  39,100      1,084
Microsoft Corp.                                                65,700      1,512

                                                             SHARES       VALUE
                                                           ----------   --------
INFORMATION TECHNOLOGY--(CONTINUED)
Paychex, Inc.(6)                                               45,900   $  1,192
Western Union Co. (The)                                       124,800      1,861
                                                                        --------
                                                                           5,649
                                                                        --------
MATERIALS--5.0%
Barrick Gold Corp.(6)                                          23,700      1,076
Nucor Corp.(6)                                                 25,800        988
                                                                        --------
                                                                           2,064
                                                                        --------
UTILITIES--3.7%
AGL Resources, Inc.                                            42,300      1,515
                                                                        --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $40,216)                                                 40,744
                                                                        --------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $40,216)                                                 40,744
                                                                        --------
SHORT-TERM INVESTMENTS--27.9%
MONEY MARKET MUTUAL FUNDS--27.9%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                     956,692        957
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                       10,033,841     10,034
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                              505,096        505
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,496)                                                 11,496
                                                                        --------
TOTAL INVESTMENTS--126.6%
(IDENTIFIED COST $51,712)                                                 52,240(1)
Other assets and liabilities, net--(26.6)%                               (10,980)
                                                                        --------
NET ASSETS--100.0%                                                      $ 41,260
                                                                        ========

                       VIRTUS QUALITY LARGE-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +

United States (includes short-term investments)       96%
Canada                                                 2
Netherlands                                            2
                                                     ---
Total                                                100%
                                                     ---

+    % of total investments as of June 30, 2010

Virtus Quality Large-Cap Value Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $40,744         $40,744
   Short-Term Investments        11,496          11,496
                                -------         -------
Total Investments               $52,240         $52,240
                                =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                           ----------   --------
COMMON STOCKS--96.0%
CONSUMER DISCRETIONARY--8.9%
Bob Evans Farms, Inc.                                           6,850   $    169
CSS Industries, Inc.                                            3,000         49
Culp, Inc.(2)                                                  13,830        152
Entercom Communications Corp. Class A(2)                       29,650        261
Federal-Mogul Corp.(2)                                          7,096         92
Jones Apparel Group, Inc.                                       6,600        105
Journal Communications, Inc. Class A(2)                        45,819        182
Matthews International Corp. Class A                          203,577      5,961
National CineMedia, Inc.                                        6,650        111
Papa John's International, Inc.(2)                             10,950        253
Perry Ellis International, Inc.(2)                              8,350        169
Rent-A-Center, Inc.(2)                                         12,600        255
Sally Beauty Holdings, Inc.(2)                                  9,250         76
Sinclair Broadcast Group, Inc. Class A(2)                      25,600        149
Stage Stores, Inc.                                             27,550        294
Tempur-Pedic International, Inc.(2)                           308,300      9,480
Timberland Co. (The) Class A(2)                                 6,600        107
Tuesday Morning Corp.(2)                                       43,947        175
UniFirst Corp.                                                  2,450        108
                                                                        --------
                                                                          18,148
                                                                        --------
CONSUMER STAPLES--3.3%
Andersons, Inc. (The)                                           5,100        166
Central Garden and Pet Co. Class A(2)                          24,100        216
Coca-Cola Bottling Co. Consolidated                             2,200        106
Revlon, Inc. Class A(2)                                         7,500         84
WD-40 Co.                                                     183,658      6,134
                                                                        --------
                                                                           6,706
                                                                        --------
ENERGY--9.1%
Approach Resources, Inc.(2)                                    16,506        113
CARBO Ceramics, Inc.(6)                                       114,337      8,254
Clayton Williams Energy, Inc.(2)                                7,400        312
Complete Production Services, Inc.(2)                           4,728         67
Key Energy Services, Inc.(2)                                   32,350        297
Newpark Resources, Inc.(2)                                     36,208        219
Oil States International, Inc.(2)                               2,200         87
Stone Energy Corp.(2)                                          13,250        148
T-3 Energy Services, Inc.(2)                                   10,300        287
Vaalco Energy, Inc.                                            16,900         95
World Fuel Services Corp.(6)                                  338,000      8,768
                                                                        --------
                                                                          18,647
                                                                        --------

                                                             SHARES       VALUE
                                                           ----------   --------
FINANCIALS--24.4%
Amerisafe, Inc.(2)                                              6,300   $    111
Ares Capital Corp.                                            756,924      9,484
Argo Group International Holdings Ltd.                          2,250         69
Aspen Insurance Holdings Ltd.                                   1,150         28
BancFirst Corp.                                                 2,540         93
BGC Partners, Inc. Class A                                     23,855        122
Brandywine Realty Trust                                         4,200         45
CapLease, Inc.                                                 56,874        262
Cardtronics, Inc.(2)                                            4,350         56
Columbia Banking System, Inc.                                  15,000        274
CommonWealth REIT                                              23,300        145
Dime Community Bancshares                                       9,350        115
Dollar Financial Corp.(2)                                       5,600        111
Entertainment Properties Trust(6)                             234,600      8,931
Federated Investors, Inc. Class B(6)                          447,936      9,277
First Financial Holdings, Inc.                                 14,305        164
First Mercury Financial Corp.                                  23,600        250
First Midwest Bancorp, Inc.                                    13,796        168
First Potomac Realty Trust                                     22,800        328
FirstMerit Corp.                                                5,656         97
Harleysville Group, Inc.                                        9,007        279
Highwoods Properties, Inc.                                      3,450         96
Home Properties, Inc.                                           1,850         83
Horace Mann Educators Corp.                                    18,871        289
Kilroy Realty Corp.                                             3,250         97
Knight Capital Group, Inc. Class A(2)                           7,000         96
Lakeland Financial Corp.                                        4,300         86
Life Partners Holdings, Inc.(6)                               215,515      4,409
LTC Properties, Inc.                                            9,600        233
MCG Capital Corp.                                              14,900         72
Metro Bancorp, Inc.(2)                                          8,693        107
Nara Bancorp, Inc.(2)                                          23,911        202
National Financial Partners Corp.(2)                           15,562        152
Navigators Group, Inc. (The)(2)                                 3,800        156
Nelnet, Inc. Class A                                           10,350        200
Ocwen Financial Corp.(2)                                        8,400         86
One Liberty Properties, Inc.                                    5,400         80
PHH Corp.(2)                                                   12,700        242
Prosperity Bancshares, Inc.                                     1,450         50
Provident New York Bancorp                                      4,100         36
PS Business Parks, Inc.                                         6,400        357
Renasant Corp.                                                 10,650        153
RLI Corp.(6)                                                  121,193      6,364

                          VIRTUS QUALITY SMALL-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                           ----------   --------
FINANCIALS--(CONTINUED)
Saul Centers, Inc.                                              2,220   $     90
SeaBright Insurance Holdings, Inc.                             19,150        182
Southwest Bancorp, Inc.                                        11,000        146
Sterling Bancorp                                               15,307        138
Suffolk Bancorp(6)                                            138,200      4,276
Trico Bancshares                                               11,700        198
Trustco Bank Corp. NY                                          16,100         90
Umpqua Holdings Corp.                                           6,600         76
Unitrin, Inc.                                                   9,200        235
WesBanco, Inc.                                                 14,377        242
WSFS Financial Corp.                                            2,400         86
                                                                        --------
                                                                          49,814
                                                                        --------
HEALTH CARE--9.4%
AMN Healthcare Services, Inc.(2)                               36,300        272
AmSurg Corp.(2)                                                11,196        199
Kendle International, Inc.(2)                                   7,900         91
Kindred Healthcare, Inc.(2)                                     5,600         72
Landauer, Inc.                                                119,876      7,298
Medical Action Industries, Inc.(2)                              6,700         80
Owens & Minor, Inc.(6)                                        294,850      8,368
Young Innovations, Inc.(6)                                    104,601      2,945
                                                                        --------
                                                                          19,325
                                                                        --------
INDUSTRIALS--26.1%
ABM Industries, Inc.                                          237,200      4,969
ACCO Brands Corp.(2)                                           21,568        108
Altra Holdings, Inc.(2)                                        13,400        174
Amerco, Inc.(2)                                                 4,000        220
American Reprographics Co.(2)                                  16,750        146
Apogee Enterprises, Inc.                                       16,035        174
Atlas Air Worldwide Holdings, Inc.(2)                           2,300        109
Beacon Roofing Supply, Inc.(2)                                  1,800         32
Celadon Group, Inc.(2)                                         16,200        229
CLARCOR, Inc.(6)                                              202,357      7,188
Consolidated Graphics, Inc.(2)                                  8,051        348
Dycom Industries, Inc.(2)                                      35,999        308
Ennis, Inc.                                                    10,026        150
G&K Services, Inc. Class A                                      3,000         62
Gibraltar Industries, Inc.(2)                                  14,251        144
Graco, Inc.(6)                                                263,630      7,432
H&E Equipment Services, Inc.(2)                                39,994        300
Landstar System, Inc.                                         199,570      7,781
Lincoln Electric Holdings, Inc.                               165,230      8,425

                                                             SHARES       VALUE
                                                           ----------   --------
INDUSTRIALS--(CONTINUED)
Lydall, Inc.(2)                                                 4,300   $     33
McGrath RentCorp                                              271,185      6,178
NACCO Industries, Inc. Class A                                  1,600        142
Navigant Consulting, Inc.(2)                                    2,300         24
Roper Industries, Inc.(6)                                     134,800      7,543
RSC Holdings, Inc.(2)                                          17,400        107
Schawk, Inc.                                                   15,650        234
Standex International Corp.                                     9,416        239
TAL International Group, Inc.                                  15,289        344
Tredegar Corp.                                                 15,050        246
                                                                        --------
                                                                          53,389
                                                                        --------
INFORMATION TECHNOLOGY--11.0%
Acxiom Corp.(2)                                                16,650        244
Anixter International, Inc.(2)                                  5,843        249
Benchmark Electronics, Inc.(2)                                 14,500        230
Cass Information Systems, Inc.(6)                             144,910      4,963
Computer Services, Inc.                                       142,800      2,892
CSG Systems International, Inc.(2)                             13,500        247
EarthLink, Inc.                                                16,550        132
Epicor Software Corp.(2)                                       11,800         94
Insight Enterprises, Inc.(2)                                   18,449        243
Integrated Silicon Solution, Inc.(2)                           16,000        121
Jack Henry & Associates, Inc.                                 244,104      5,829
Measurement Specialties, Inc.(2)                               11,125        152
Symmetricom, Inc.(2)                                           23,331        119
Syntel, Inc.(6)                                               197,142      6,693
TeleTech Holdings, Inc.(2)                                     13,550        175
Vishay Intertechnology, Inc.(2)                                 7,450         58
                                                                        --------
                                                                          22,441
                                                                        --------
MATERIALS--3.3%
Balchem Corp.(6)                                              183,859      4,597
Buckeye Technologies, Inc.(2)                                  45,571        453
Innophos Holdings, Inc.                                         4,500        117
Innospec, Inc.(2)                                              11,100        104
Minerals Technologies, Inc.                                     6,200        295
PolyOne Corp.(2)                                               11,250         95
Rock-Tenn Co. Class A                                          11,700        581
Spartech Corp.(2)                                              30,866        316
Stepan Co.                                                      2,100        144
Wausau Paper Corp.(2)                                          26,300        178
                                                                        --------
                                                                           6,880
                                                                        --------

                          VIRTUS QUALITY SMALL-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                             SHARES       VALUE
                                                           ----------   --------
TELECOMMUNICATION SERVICES--0.1%
Consolidated Communications Holdings, Inc.                      6,691   $    114
                                                                        --------
UTILITIES--0.4%
El Paso Electric Co.(2)                                        11,200        217
Southwest Gas Corp.                                            11,717        345
Unisource Energy Corp.                                          6,400        193
                                                                        --------
                                                                             755
                                                                        --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $182,760)                                               196,219
                                                                        --------
EXCHANGE-TRADED FUNDS--2.9%
iShares Russell 2000 Value Index Fund(6)                      104,400      5,955
                                                                        --------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $6,321)                                                   5,955
                                                                        --------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $189,081)                                               202,174
                                                                        --------
SHORT-TERM INVESTMENTS--13.1%
MONEY MARKET MUTUAL FUNDS--13.1%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                   2,178,671      2,179
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                       22,850,039     22,850
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                            1,670,236      1,670
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,699)                                                 26,699
                                                                        --------
TOTAL INVESTMENTS--112.0%
(IDENTIFIED COST $215,780)                                               228,873(1)
Other assets and liabilities, net--(12.0)%                               (24,589)
                                                                        --------
NET ASSETS--100.0%                                                      $204,284
                                                                        ========

ABBREVIATIONS:

REIT   Real Estate Investment Trust

Virtus Quality Small-Cap Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                              TOTAL VALUE AT      LEVEL 1
                               JUNE 30, 2010   QUOTED PRICES
                              --------------   -------------
Equity Securities:
   Common Stocks                 $196,219         $196,219
   Exchange-Traded Funds            5,955            5,955
   Short-Term Investments          26,699           26,699
                                 --------         --------
Total Investments                $228,873         $228,873
                                 ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           VIRTUS SMALL-CAP CORE FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                           SHARES          VALUE
                                                         ----------   ----------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--12.8%
American Greetings Corp. Class A                              1,650   $       31
California Pizza Kitchen, Inc.(2)                             3,730           56
Carter's, Inc.(2)                                             5,350          140
Collective Brands, Inc.(2)                                    4,750           75
Cooper Tire & Rubber Co.                                      1,075           21
Deckers Outdoor Corp.(2)                                      1,125          161
Jo-Ann Stores, Inc.(2)                                        4,375          164
JOS. A. Bank Clothiers, Inc.(2)                               1,575           85
Kirkland's, Inc.(2)                                           5,905          100
Pool Corp.(6)                                               238,100        5,219
Scholastic Corp.                                              1,600           38
Steiner Leisure Ltd.(2)(6)                                   94,140        3,619
Tempur-Pedic International, Inc.(2)                         153,400        4,717
Tuesday Morning Corp.(2)                                     18,216           73
Warnaco Group, Inc. (The)(2)                                  1,075           39
Wet Seal, Inc. (The) Class A(2)                               9,550           35
WMS Industries, Inc.(2)                                       1,500           59
                                                                      ----------
                                                                          14,632
                                                                      ----------
CONSUMER STAPLES--0.2%
Darling International, Inc.(2)                                7,925           59
Inter Parfums, Inc.                                           8,500          121
Schiff Nutrition International, Inc.                          8,650           62
                                                                      ----------
                                                                             242
                                                                      ----------
ENERGY--4.9%
Cal Dive International, Inc.(2)                              16,075           94
CARBO Ceramics, Inc.(6)                                      65,500        4,728
Gulfport Energy Corp.(2)                                      5,100           60
Helix Energy Solutions Group, Inc.(2)                         6,364           68
International Coal Group, Inc.(2)                            20,675           80
Natural Gas Services Group, Inc.(2)                          21,000          318
Parker Drilling Co.(2)                                       10,320           41
Patriot Coal Corp.(2)                                         3,050           36
TETRA Technologies, Inc.(2)                                   4,600           42
Vaalco Energy, Inc.                                          18,550          104
                                                                      ----------
                                                                           5,571
                                                                      ----------
FINANCIALS--15.6%
Aspen Insurance Holdings Ltd.                                 2,150           53
BioMed Realty Trust, Inc.                                     1,575           25
Brown & Brown, Inc.(6)                                      282,700        5,411
Cardinal Financial Corp.                                      7,375           68

                                                           SHARES          VALUE
                                                         ----------   ----------
FINANCIALS--(CONTINUED)
Cash America International, Inc.                              1,751   $       60
Cedar Shopping Centers, Inc.                                 12,575           76
Cohen & Steers, Inc.(6)                                     249,700        5,179
Compass Diversified Trust                                     7,675          103
Encore Capital Group, Inc.(2)                                 9,525          196
EZCORP, Inc. Class A(2)                                       1,950           36
Federated Investors, Inc. Class B(6)                        262,800        5,443
Flushing Financial Corp.                                      9,495          116
Horace Mann Educators Corp.                                   9,955          152
International Bancshares Corp.                                2,700           45
Jones Lang LaSalle, Inc.                                      1,440           95
Meadowbrook Insurance Group, Inc.                            19,875          171
Medical Properties Trust, Inc.                                1,900           18
MFA Financial, Inc.                                           5,150           38
Mid-America Apartment Communities, Inc.                       2,400          124
Montpelier Re Holdings Ltd.                                   6,950          104
NewAlliance Bancshares, Inc.                                  1,925           22
Prosperity Bancshares, Inc.                                   3,014          105
SeaBright Insurance Holdings, Inc.                            4,075           39
Tanger Factory Outlet Centers                                 1,625           67
WesBanco, Inc.                                                5,190           87
                                                                      ----------
                                                                          17,833
                                                                      ----------
HEALTH CARE--13.7%
Abaxis, Inc.(2)                                             154,705        3,315
Amedisys, Inc.(2)                                             1,675           74
AmSurg Corp.(2)                                               4,375           78
Cambrex Corp.(2)                                              5,071           16
Centene Corp.(2)                                              4,650          100
Computer Programs & Systems, Inc.                            76,307        3,122
Cubist Pharmaceuticals, Inc.(2)                               1,550           32
Haemonetics Corp.(2)(6)                                      71,420        3,822
Health Management Associates, Inc. Class A(2)                 7,250           56
HealthSouth Corp.(2)                                          3,559           67
HealthSpring, Inc.(2)                                         8,375          130
Healthways, Inc.(2)                                           2,394           29
Kendle International, Inc.(2)                                16,385          189
Medicis Pharmaceutical Corp. Class A                          1,750           38
Par Pharmaceutical Cos., Inc.(2)                              2,500           65
SonoSite, Inc.(2)                                             2,925           79
STERIS Corp.                                                  2,850           89
Techne Corp.(6)                                              74,300        4,268
U.S. Physical Therapy, Inc.(2)                                2,700           46
ViroPharma, Inc.(2)                                           5,000           56

                           VIRTUS SMALL-CAP CORE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                           SHARES          VALUE
                                                         ----------   ----------
HEALTH CARE--(CONTINUED)
WellCare Health Plans, Inc.(2)                                1,850   $       44
                                                                      ----------
                                                                          15,715
                                                                      ----------
INDUSTRIALS--23.2%
Advisory Board Co. (The)(2)                                  46,839        2,012
Aircastle Ltd.                                                4,675           37
ATC Technology Corp.(2)                                       4,450           72
Chart Industries, Inc.(2)                                     6,025           94
Comfort Systems USA, Inc.                                     9,250           89
Consolidated Graphics, Inc.(2)                                3,830          166
EMCOR Group, Inc.(2)                                          4,525          105
EnerSys(2)                                                    4,175           89
EnPro Industries, Inc.(2)                                     3,700          104
Exponent, Inc.(2)                                            81,516        2,667
Forward Air Corp.(6)                                        143,500        3,910
GenCorp, Inc.(2)                                             24,350          107
Graham Corp.                                                 11,526          173
HEICO Corp. Class A                                          85,625        2,308
Layne Christensen Co.(2)                                      4,950          120
Lincoln Electric Holdings, Inc.                              85,800        4,375
M & F Worldwide Corp.(2)                                      4,775          129
On Assignment, Inc.(2)                                       14,805           74
RBC Bearings, Inc.(2)                                        76,804        2,227
Rollins, Inc.                                                96,000        1,986
Roper Industries, Inc.(6)                                    98,600        5,518
SFN Group, Inc.(2)                                           18,750          102
TAL International Group, Inc.                                 4,750          107
Thermadyne Holdings Corp.(2)                                    850            9
                                                                      ----------
                                                                          26,580
                                                                      ----------
INFORMATION TECHNOLOGY--21.9%
ANSYS, Inc.(2)(6)                                           132,700        5,384
Arris Group, Inc.(2)                                          9,950          101
Blackbaud, Inc.(6)                                          230,104        5,009
Blue Coat Systems, Inc.(2)                                    2,200           45
Checkpoint Systems, Inc.(2)                                   4,975           86
CSG Systems International, Inc.(2)                            6,600          121
Emulex Corp.(2)                                               8,775           81
FactSet Research Systems, Inc.                               82,000        5,493
Forrester Research, Inc.(2)                                   2,425           73
Insight Enterprises, Inc.(2)                                  6,675           88
Jack Henry & Associates, Inc.(6)                            224,415        5,359
MicroStrategy, Inc. Class A(2)                                1,722          129
MIPS Technologies, Inc.(2)                                   10,975           56

                                                           SHARES          VALUE
                                                         ----------   ----------

INFORMATION TECHNOLOGY--(CONTINUED)
Multi-Fineline Electronix, Inc.(2)                            2,881   $       72
Netgear, Inc.(2)                                              5,650          101
Oplink Communications, Inc.(2)                                3,775           54
Parametric Technology Corp.(2)                                1,900           30
Pericom Semiconductor Corp.(2)                                3,800           37
Plantronics, Inc.                                             2,375           68
ScanSource, Inc.(2)(6)                                      103,272        2,575
SonicWALL, Inc.(2)                                            6,550           77
Tessera Technologies, Inc.(2)                                 2,450           39
                                                                      ----------
                                                                          25,078
                                                                      ----------
MATERIALS--2.7%
Aptargroup, Inc.                                             63,000        2,383
Buckeye Technologies, Inc.(2)                                10,250          102
Innophos Holdings, Inc.                                       4,475          117
Kapstone Paper and Packaging Corp.(2)                        10,725          120
Minerals Technologies, Inc.                                   1,425           68
OM Group, Inc.(2)                                             3,955           94
PolyOne Corp.(2)                                              7,025           59
Rock-Tenn Co. Class A                                         1,900           94
Stepan Co.                                                    1,525          104
                                                                      ----------
                                                                           3,141
                                                                      ----------
TELECOMMUNICATION SERVICES--0.1%
tw telecom, inc.(2)                                           4,625           77
                                                                      ----------
UTILITIES--0.1%
Nicor, Inc.                                                   2,500          102
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $100,775)                                               108,971
                                                                      ----------
TOTAL LONG TERM INVESTMENTS--95.2%
(IDENTIFIED COST $100,775)                                               108,971
                                                                      ----------
SHORT-TERM INVESTMENTS--14.9%
MONEY MARKET MUTUAL FUNDS--14.9%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.285%).(5)                 1,189,253        1,189
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                          3,410,355        3,410
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%).(5)                                     12,472,963       12,473

                           VIRTUS SMALL-CAP CORE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,072)                                                 17,072
                                                                      ----------
TOTAL INVESTMENTS--110.1%
(IDENTIFIED COST $117,847)                                               126,043(1)
Other assets and liabilities, net--(10.1)%                               (11,604)
                                                                      ----------
NET ASSETS--100.0%                                                    $  114,439
                                                                      ==========

Virtus Small-Cap Core Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $108,971         $108,971
   Short-Term Investments        17,072           17,072
                               --------         --------
Total Investments              $126,043         $126,043
                               ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  SHARES    VALUE
                                                 -------   -------
COMMON STOCKS--99.5%
CONSUMER DISCRETIONARY--16.9%
Aaron Rents, Inc.                                127,400   $ 2,175
Chico's FAS, Inc.                                  3,200        32
Genesco, Inc.(2)                                   5,227       137
Jack in the Box, Inc.(2)                           7,000       136
LKQ Corp.(2)                                       2,583        50
Morningstar, Inc.(2)(6)                           51,700     2,198
Nutri/System, Inc.                                 4,822       111
Pep Boys - Manny Moe & Jack (The)                 11,100        98
Pool Corp.                                       101,559     2,226
Strayer Education, Inc.(6)                        13,600     2,827
Universal Travel Group(2)                         12,570        74
                                                           -------
                                                            10,064
                                                           -------
CONSUMER STAPLES--4.3%
Andersons, Inc. (The)                              5,325       174
Hansen Natural Corp.(2)                           56,800     2,221
Herbalife Ltd.                                     3,200       147
                                                           -------
                                                             2,542
                                                           -------
ENERGY--1.0%
Barrett Corp. (Bill)(2)                            2,400        74
Brigham Exploration Co.(2)                         4,600        71
Gulfport Energy Corp.(2)                          12,200       145
Rosetta Resources, Inc.(2)                         5,900       117
Swift Energy Co.(2)                                7,146       192
                                                           -------
                                                               599
                                                           -------
FINANCIALS--8.9%
Advance America Cash/ Advance Centers, Inc.       33,900       140
Cohen & Steers, Inc.(6)                          132,650     2,751
Knight Capital Group, Inc. Class A(2)             11,900       164
Lazard Ltd. Class A                                1,100        29
MF Global Holdings Ltd.(2)                        24,100       138
World Acceptance Corp.(2)(6)                      53,500     2,050
                                                           -------
                                                             5,272
                                                           -------
HEALTH CARE--20.8%
Abaxis, Inc.(2)                                  110,964     2,378
Alexion Pharmaceuticals, Inc.(2)                   1,610        83
Bio-Reference Labs, Inc.(2)                        3,600        80
BioMarin Pharmaceutical, Inc.(2)                   6,500       123
HMS Holdings Corp.(2)                              1,900       103
Impax Laboratories, Inc.(2)                        1,700        32


                                                  SHARES    VALUE
                                                 -------   -------
HEALTH CARE--(CONTINUED)
Luminex Corp.(2)                                   8,100   $   131
Martek Biosciences Corp.(2)                        5,994       142
Meridian Bioscience, Inc.                        112,001     1,904
National Research Corp.                           61,069     1,472
Nektar Therapeutics(2)                             7,000        85
Neogen Corp.(2)                                    7,808       203
NuVasive, Inc.(2)                                  3,443       122
Quality Systems, Inc.(6)                          36,300     2,105
RehabCare Group, Inc.(2)                           5,700       124
Select Medical Holdings Corp.(2)                  24,500       166
SXC Health Solutions Corp.(2)                      1,000        73
Techne Corp.                                      50,700     2,913
United Therapeutics Corp.(2)                       2,100       103
Vivus, Inc.(2)                                       600         6
                                                           -------
                                                            12,348
                                                           -------
INDUSTRIALS--12.5%
Altra Holdings, Inc.(2)                            1,505        20
American Superconductor Corp.(2)                   4,990       133
Astec Industries, Inc.(2)                          4,582       127
Atlas Air Worldwide Holdings, Inc.(2)              1,626        77
Bucyrus International, Inc.                        2,200       105
Copart, Inc.(2)                                   79,120     2,833
Forward Air Corp.                                 47,300     1,289
HEICO Corp. Class A                               70,100     1,889
II-VI, Inc.(2)                                     3,484       103
Omega Flex, Inc.(6)                               46,180       673
Owens Corning, Inc.(2)                             2,900        87
Timken Co. (The)                                   1,696        44
Yingli Green Energy Holding Co. Ltd. ADR(2)        2,200        23
                                                           -------
                                                             7,403
                                                           -------
INFORMATION TECHNOLOGY--34.9%
ANSYS, Inc.(2)                                    69,800     2,832
ArcSight, Inc.(2)                                  7,600       170
Blackbaud, Inc.                                  136,000     2,961
Cavium Networks, Inc.(2)                           6,000       157
Compellent Technologies, Inc.(2)                  12,600       153
Dolby Laboratories, Inc. Class A(2)                1,100        69
FactSet Research Systems, Inc.                    38,600     2,586
FLIR Systems, Inc.(2)                            103,500     3,011
GSI Commerce, Inc.(2)                              5,003       144
Hittite Microwave Corp.(2)                        65,200     2,917
JDA Software Group, Inc.(2)                        5,600       123

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  SHARES    VALUE
                                                 -------   -------
INFORMATION TECHNOLOGY--(CONTINUED)
Loopnet, Inc.(2)                                 217,914   $ 2,687
MercadoLibre, Inc.(2)                              1,158        61
Netezza Corp.(2)                                   6,800        93
ON Semiconductor Corp.(2)                          2,500        16
OPNET Technologies, Inc.                          11,488       169
Plantronics, Inc.                                  4,800       137
PMC-Sierra, Inc.(2)                               11,100        83
ScanSource, Inc.(2)                               72,100     1,797
Silicon Laboratories, Inc.(2)                      1,400        57
Sourcefire, Inc.(2)                                7,400       140
SuccessFactors, Inc.(2)                            5,180       108
Teradata Corp.(2)                                  2,900        88
VeriFone Holdings, Inc.(2)                         5,500       104
Zebra Technologies Corp. Class A(2)                2,200        56
                                                           -------
                                                            20,719
                                                           -------
MATERIALS--0.2%
FMC Corp.                                          1,300        75
Intrepid Potash, Inc.(2)                           1,800        35
                                                           -------
                                                               110
                                                           -------
TOTAL COMMON STOCKS
(IDENTIFIED COST $59,364)                                   59,057
                                                           -------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $59,364)                                   59,057
                                                           -------
SHORT-TERM INVESTMENTS--1.2%
MONEY MARKET MUTUAL FUNDS--1.2%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)         46,650        47
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                             489,270       489
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                 172,952       173
                                                           -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $709)                                         709
                                                           -------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $60,073)                                   59,766(1)
Other assets and liabilities, net--(0.7)%                     (391)
                                                           -------
NET ASSETS--100.0%                                         $59,375
                                                           =======

ABBREVIATIONS:

ADR   American Depositary Receipt.

Virtus Small-Cap Sustainable Growth Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $59,057         $59,057
   Short-Term Investments           709             709
                                -------         -------
Total Investments               $59,766         $59,766
                                =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                   SHARES        VALUE
                                                 -----------   --------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--9.6%
Amazon.com, Inc.(2)(6)                                48,890   $  5,342
DreamWorks Animation SKG, Inc. Class A(2)(6)         105,630      3,016
Lowe's Cos., Inc.(6)                                 288,100      5,883
McDonald's Corp.                                     107,170      7,059
Panera Bread Co. Class A(2)                           60,150      4,529
Phillips-Van Heusen Corp.                             96,015      4,443
Yum! Brands, Inc.                                    116,460      4,546
                                                               --------
                                                                 34,818
                                                               --------

CONSUMER STAPLES--10.2%
Colgate-Palmolive Co.                                 60,760      4,786
General Mills, Inc.                                  103,470      3,675
Herbalife Ltd.(6)                                    129,751      5,975
Molson Coors Brewing Co. Class B                     145,000      6,142
PepsiCo, Inc.                                        103,350      6,299
Philip Morris International, Inc.                    120,830      5,539
Safeway, Inc.(6)                                     240,300      4,724
                                                               --------
                                                                 37,140
                                                               --------

ENERGY--9.8%
Brigham Exploration Co.(2)                           351,400      5,404
Cameron International Corp.(2)                       165,400      5,379
Halliburton Co.                                      252,700      6,204
Pioneer Natural Resources Co.(6)                     101,800      6,052
SM Energy Co.                                        131,400      5,277
Transocean Ltd.                                       43,013      1,993
Weatherford International Ltd.(2)                    400,600      5,264
                                                               --------
                                                                 35,573
                                                               --------

FINANCIALS--3.7%
BlackRock, Inc.                                       23,950      3,434
Citigroup, Inc.(2)                                 1,479,960      5,565
Goldman Sachs Group, Inc. (The)                       33,890      4,449
                                                               --------
                                                                 13,448
                                                               --------

HEALTH CARE--10.9%
Abbott Laboratories                                   81,735      3,824
Alexion Pharmaceuticals, Inc.(2)                     109,820      5,622
Allergan, Inc.                                        97,930      5,705
Amgen, Inc.(2)                                       108,010      5,681
Celgene Corp.(2)                                     124,190      6,311
Gilead Sciences, Inc.(2)                             105,780      3,626
Mylan, Inc.(2)(6)                                    232,500      3,962

                                                   SHARES        VALUE
                                                 -----------   --------
HEALTH CARE--(CONTINUED)
Stryker Corp.(6)                                      92,600   $  4,636
                                                               --------
                                                                 39,367
                                                               --------

INDUSTRIALS--12.1%
ABB Ltd. Sponsored ADR(2)                            337,230      5,827
Atlas Air Worldwide Holdings, Inc.(2)(6)              85,100      4,042
Caterpillar, Inc.                                     75,300      4,523
Illinois Tool Works, Inc.                            114,800      4,739
Joy Global, Inc.                                      87,490      4,383
Owens Corning, Inc.(2)                               121,000      3,619
Parker Hannifin Corp.                                 85,500      4,742
Union Pacific Corp.                                   92,100      6,402
United Technologies Corp.(6)                          87,030      5,649
                                                               --------
                                                                 43,926
                                                               --------

INFORMATION TECHNOLOGY--35.2%
Adobe Systems, Inc.(2)(6)                            205,100      5,421
Apple, Inc.(2)                                        61,360     15,434
Applied Materials, Inc.(6)                           383,600      4,611
Autodesk, Inc.(2)                                    175,200      4,268
Broadcom Corp. Class A                               191,480      6,313
Cisco Systems, Inc.(2)                               465,050      9,910
CommScope, Inc.(2)(6)                                106,900      2,541
Cree, Inc.(2)(6)                                      42,000      2,521
EMC Corp.(2)(6)                                      413,120      7,560
Google, Inc. Class A(2)                               22,625     10,067
Hewlett-Packard Co.                                  205,580      8,898
International Business Machines Corp.                 72,120      8,905
Juniper Networks, Inc.(2)(6)                          78,277      1,786
Marvell Technology Group Ltd.(2)                     356,480      5,618
Microsoft Corp.                                      305,900      7,039
Oracle Corp.                                         397,500      8,530
QUALCOMM, Inc.                                       174,470      5,730
Research In Motion Ltd.(2)                            73,880      3,639
Silicon Laboratories, Inc.(2)                         88,700      3,598
SuccessFactors, Inc.(2)(6)                           235,000      4,886
                                                               --------
                                                                127,275
                                                               --------

MATERIALS--5.4%
Agrium, Inc.                                          85,900      4,204
FMC Corp.(6)                                          49,210      2,826
Freeport-McMoRan Copper & Gold, Inc.                  87,415      5,169
Monsanto Co.(6)                                       65,340      3,020

                          VIRTUS STRATEGIC GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                   SHARES        VALUE
                                                 -----------   --------
MATERIALS--(CONTINUED)
United States Steel Corp.(6)                         112,930   $  4,353
                                                               --------

                                                                 19,572
                                                               --------

TELECOMMUNICATION SERVICES--2.0%
American Tower Corp. Class A(2)(6)                   160,870      7,159
                                                               --------

TOTAL COMMON STOCKS
(IDENTIFIED COST $336,291)                                      358,278
                                                               --------

EXCHANGE-TRADED FUNDS--0.5%
SPDR S&P Homebuilders ETF(6)                         127,200      1,819
                                                               --------

TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $2,341)                                          1,819
                                                               --------

TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $338,632)                                      360,097
                                                               --------

SHORT-TERM INVESTMENTS--17.2%

MONEY MARKET MUTUAL FUNDS--17.2%
BlackRock Institutional Money Market Trust         5,187,367      5,187
   (seven-day effective yield 0.293%).(5)
BlackRock Liquidity Funds TempFund Portfolio -    54,405,429     54,405
   Institutional Shares (seven-day effective
   yield 0.197%).(5)
BlackRock Liquidity Funds TempFund Portfolio -     2,489,574      2,490
   Institutional Shares (seven-day effective
   yield 0.177%)
                                                               --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $62,082)                                        62,082
                                                               --------
TOTAL INVESTMENTS--116.6%
(IDENTIFIED COST $400,714)                                      422,179(1)

Other assets and liabilities, net--(16.6)%                      (60,220)
                                                               --------
NET ASSETS--100.0%                                             $361,959
                                                               ========

ABBREVIATIONS:

ADR    American Depositary Receipt.

ETF    Exchange-Traded Fund

SPDR   S&P Depositary Receipt.

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +

United States (includes short-term investments)       94%
Switzerland                                            3
Canada                                                 2
Bermuda                                                1
                                                     ---
Total                                                100%
                                                     ---

+    % of total investments as of June 30, 2010

Virtus Strategic Growth Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                            JUNE 30, 2010    QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $358,278        $358,278
   Exchange-Traded Funds          1,819           1,819
   Short-Term Investments        62,082          62,082
                               --------        --------
Total Investments              $422,179        $422,179
                               ========        ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         VIRTUS TACTICAL ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
U.S. GOVERNMENT SECURITIES--4.9%
U.S. Treasury Bond 3.500%, 2/15/39                       $    4,135   $    3,841
U.S. Treasury Note
   1.000%, 12/31/11                                             935          942
   2.625%, 6/30/14                                              285          298
   3.250%, 12/31/16                                             375          395
   3.625%, 2/15/20                                            3,130        3,307
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,127)                                                   8,783
                                                                      ----------
MORTGAGE-BACKED SECURITIES--16.5%
AGENCY--12.3%
FHLMC 5.000%, 1/1/35                                          4,670        4,965
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                     139          144
   CH-2904 4.500%, 4/15/19                                      429          449
FNMA
   4.500%, 12/1/18                                              489          517
   4.000%, 7/1/19                                               414          437
   4.500%, 11/1/20                                              728          769
   6.000%, 11/1/31                                              183          202
   5.500%, 7/1/34                                             1,394        1,502
   6.000%, 11/1/34                                            2,759        3,027
   5.500%, 3/1/36                                             1,176        1,266
   6.000%, 9/1/36                                               192          209
   5.500%, 11/1/36                                              734          789
   6.500%, 7/1/37                                               879          964
   6.000%, 9/1/37                                               304          330
   6.000%, 2/1/38                                               199          216
   6.500%, 3/1/38                                             2,070        2,306
   5.500%, 4/1/38                                               189          203
   5.500%, 6/1/38                                               955        1,026
   6.000%, 11/1/38                                              968        1,051
FNMA REMICs 03-42, HC 4.500%, 12/25/17                          164          172
GNMA 10-16, A 3.214%, 1/16/40                                 1,255        1,293
                                                                      ----------
                                                                          21,837
                                                                      ----------
NON-AGENCY--4.2%
Banc of America Commercial Mortgage, Inc. 05-1,
   A4 5.052%, 11/10/42 (3)                                      125          131
Bear Stearns Commercial Mortgage Securities
   04-T16, A6 4.750%, 2/13/46                                   115          118
Commercial Mortgage Pass-Through Certificates

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
NON-AGENCY--(CONTINUED)
   05-C6, A4 5.168%, 6/10/44                             $      140   $      149
   07-C9, A4 5.816%, 12/10/49(3)                                160          166
Credit Suisse Mortgage Capital Certificates
   06-C1, A3 5.549%, 2/15/39(3)                                  45           48
   06-C4, A3 5.467%, 9/15/39                                    955          939
   06-C5, A3 5.311%, 12/15/39                                   195          193
Greenwich Capital Commercial Funding Corp.
   07-GG9, A4 5.444%, 3/10/39                                   940          942
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C7, A3 5.347%, 11/15/38                                   875          903
Morgan Stanley Capital I
   04-T15, A3 5.030%, 6/13/41                                   220          228
   06-T23, A4 5.810%, 8/12/41(3)                                470          503
   07-T27, A4 5.649%, 6/11/42(3)                                470          492
   05-IQ9, A3 4.540%, 7/15/56                                   270          273
OBP Depositor LLC Trust 10-OBP, A 144A 4.646%,
   7/15/45 (4)                                                  380          387
Wachovia Bank Commercial Mortgage Trust
   05-C19, A5 4.661%, 5/15/44                                 1,400        1,441
   07-C34, A3 5.678%, 5/15/46                                   525          527
                                                                      ----------
                                                                           7,440
                                                                      ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,790)                                                 29,277
                                                                      ----------
ASSET-BACKED SECURITIES--0.1%
Associates Manufactured Housing
   Pass-Through-Certificate 97-2, A6 7.075%,
   3/15/28                                                      128          129
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $128)                                                       129
                                                                      ----------
CORPORATE BONDS--22.3%
CONSUMER DISCRETIONARY--3.2%
Affinion Group, Inc. 10.125%, 10/15/13                          320          330
Avis Budget Car Rental LLC/Avis Budget Finance,
   Inc. 7.625%, 5/15/14                                         275          266
Cablevision Systems Corp. 144A 8.000%, 4/15/20 (4)               40           41
Cequel Communications Holdings I LLC / Cequel
   Capital Corp. 144A 8.625%, 11/15/17 (4)                      170          170
Comcast Corp. 5.700%, 7/1/19                                    895          984
Fortune Brands, Inc. 3.000%, 6/1/12                             405          410
Hasbro, Inc. 6.300%, 9/15/17                                    275          286

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
CONSUMER DISCRETIONARY--(CONTINUED)
NBC Universal, Inc. 144A 3.650%, 4/30/15 (4)             $      185   $      189
Nebraska Book Co., Inc. 10.000%, 12/1/11                        500          502
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                    220          216
Scientific Games International, Inc. 9.250%,
   6/15/19                                                      305          313
Sinclair Broadcast Group, Inc. 8.000%, 3/15/12(6)               350          343
Time Warner Cable, Inc.
   5.850%, 5/1/17                                               160          176
   5.000%, 2/1/20                                               420          430
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW
   GmbH 144A 8.125%, 12/1/17 (4)                                505          497
Videotron Ltee 6.375%, 12/15/15                                 225          224
WMG Holdings Corp. 9.500%, 12/15/14(3)                          220          220
                                                                      ----------
                                                                           5,597
                                                                      ----------
CONSUMER STAPLES--2.2%
Alliance One International, Inc. 144A 10.000%,
   7/15/16 (4)                                                  310          317
Altria Group, Inc. 9.250%, 8/6/19                               555          693
Anheuser-Busch Inbev Worldwide, Inc. 3.000%,
   10/15/12                                                     400          411
Delhaize Group 6.500%, 6/15/17                                  465          536
Kraft Foods, Inc.
   5.625%, 11/1/11                                              465          489
   2.625%, 5/8/13                                               145          148
   6.125%, 2/1/18                                               245          278
Reynolds American, Inc. 7.300%, 7/15/15                         550          618
Stater Brothers Holdings, Inc. 8.125%, 6/15/12                  435          437
                                                                      ----------
                                                                           3,927
                                                                      ----------
ENERGY--1.5%
Aquilex Holdings LLC / Aquilex Finance Corp. 144A
   11.125%, 12/15/16 (4)                                         70           70
Bristow Group, Inc. 6.125%, 6/15/13                              75           74
Harvest Operations Corp. 7.875%, 10/15/11                       410          415
Kinder Morgan Finance Co. 5.700%, 1/5/16                        930          893
Petroleos Mexicanos 144A 4.875%, 3/15/15 (4)                    245          254
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)              757          767
Plains All American Pipeline LP / Plains All
   American Finance Corp. 4.250%, 9/1/12                         90           94
Rowan Cos., Inc. 7.875%, 8/1/19                                 160          176
                                                                      ----------
                                                                           2,743
                                                                      ----------

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--10.0%
Ally Financial, Inc. 0.000%, 6/15/15                     $      270   $      170
American Express Co. 7.250%, 5/20/14                            435          494
Bank of America Corp.
   5.750%, 8/15/16                                              435          451
   5.650%, 5/1/18                                               440          451
   5.625%, 7/1/20                                               380          383
Barclays Bank plc Series 1, 5.000%, 9/22/16                     805          826
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                330          385
Capital One Capital VI 8.875%, 5/15/40                          150          156
Capital One Financial Corp. 7.375%, 5/23/14                     455          520
Citigroup, Inc.
   5.000%, 9/15/14                                              340          340
   4.875%, 5/7/15                                               225          223
Credit Suisse New York 5.000%, 5/15/13                          330          353
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)                 149          170
Duke Realty LP 5.950%, 2/15/17                                  435          444
Ford Motor Credit Co. LLC 7.500%, 8/1/12                        260          266
General Electric Capital Corp.
   2.800%, 1/8/13                                               615          622
   5.500%, 1/8/20                                               515          544
Goldman Sachs Group, Inc. (The) 6.000%, 6/15/20                 205          211
Icahn Enterprises LP / Icahn Enterprises Finance
   Corp. 144A 8.000%, 1/15/18 (4)(6)                            585          570
ING Capital Funding Trust III 8.439%, 12/31/49(3)               475          416
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                       45           43
   144A 8.750%, 3/15/17(4)                                      190          180
JPMorgan Chase & Co.
   5.125%, 9/15/14                                              380          406
   3.700%, 1/20/15                                              265          271
   Series 1, 7.900%, 4/29/49(3)                                 214          221
Macquarie Group Ltd. 144A 7.300%, 8/1/14 (4)                    910        1,003
Metropolitan Life Global Funding I 144A 2.875%,
   9/17/12 (4)                                                  540          553
Morgan Stanley
   6.000%, 4/28/15                                              435          455
   6.625%, 4/1/18                                               440          461
PNC Funding Corp. 5.125%, 2/8/20                                245          255
Protective Life Secured Trust 4.000%, 4/1/11                    550          561
Prudential Financial, Inc. 3.625%, 9/17/12                      640          659
Rabobank Nederland NV 144A 11.000%, 12/31/49(3)(4)              400          494

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--(CONTINUED)
Regions Financial Corp.
   0.707%, 6/26/12(3)                                    $      865   $      814
   4.875%, 4/26/13                                              255          256
   5.750%, 6/15/15                                              255          253
Royal Bank of Scotland Group plc 6.400%, 10/21/19               205          208
Simon Property Group LP 6.750%, 5/15/14                         470          528
SunTrust Banks, Inc. 5.250%, 11/5/12                            485          509
Teachers Insurance & Annuity Association of
   America 144A 6.850%, 12/16/39 (4)                            220          256
UBS Preferred Funding Trust I 8.622%, 10/29/49(3)               265          259
Wachovia Bank NA 5.000%, 8/15/15                                250          263
Wachovia Corp. 4.875%, 2/15/14                                  435          455
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14 (4)                          420          440
                                                                      ----------
                                                                          17,798
                                                                      ----------
HEALTH CARE--0.7%
Boston Scientific Corp. 6.000%, 1/15/20                         390          388
Talecris Biotherapeutics Holdings Corp. 144A
   7.750%, 11/15/16 (4)                                         280          300
Teva Pharmaceutical Finance II BV/Teva
   Pharmaceutical Finance III LLC 3.000%, 6/15/15               330          336
Thermo Fisher Scientific, Inc. 2.150%, 12/28/12                 195          197
                                                                      ----------
                                                                           1,221
                                                                      ----------
INDUSTRIALS--1.6%
Case New Holland, Inc. 7.125%, 3/1/14                           280          290
Corrections Corp. of America 7.750%, 6/1/17                     465          485
DI Finance/DynCorp International, Inc. Series B
   9.500%, 2/15/13                                            1,320        1,361
DynCorp International, Inc. 144A 10.375%, 7/1/17(4)              90           91
Hutchison Whampoa International Ltd. 144A 5.750%,
   9/11/19 (4)                                                  185          197
Travelport LLC 9.875%, 9/1/14                                   435          438
                                                                      ----------
                                                                           2,862
                                                                      ----------
INFORMATION TECHNOLOGY--0.4%
Fiserv, Inc. 6.125%, 11/20/12                                   455          499
Intuit, Inc. 5.750%, 3/15/17                                     80           88
Viasat, Inc. 8.875%, 9/15/16                                     45           46
                                                                      ----------
                                                                             633
                                                                      ----------

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
MATERIALS--0.6%
Ball Corp. 6.750%, 9/15/20                               $      120   $      122
Dow Chemical Co. (The) 5.900%, 2/15/15                          405          442
Holcim U.S. Finance S.A.R.L. & Cie S.C.S 144A
   6.000%, 12/30/19 (4)                                         195          208
Huntsman International LLC 144A 8.625%, 3/15/20(4)               55           51
Solutia, Inc. 7.875%, 3/15/20                                   240          241
                                                                      ----------
                                                                           1,064
                                                                      ----------
TELECOMMUNICATION SERVICES--1.8%
GCI, Inc. 144A 8.625%, 11/15/19 (4)                             340          341
Global Crossing Ltd. 144A 12.000%, 9/15/15 (4)                  235          250
NII Capital Corp. 8.875%, 12/15/19                              415          421
Sprint Capital Corp. 8.375%, 3/15/12                            410          432
Telcordia Technologies, Inc. 144A 11.000%, 5/1/18(4)            210          201
Telecom Italia Capital SA
   6.999%, 6/4/18                                               250          266
   7.175%, 6/18/19                                              440          474
Telefonica Emisiones 5.134%, 4/27/20                            340          341
Virgin Media Finance plc 8.375%, 10/15/19                       235          239
Windstream Corp. 7.000%, 3/15/19                                325          301
                                                                      ----------
                                                                           3,266
                                                                      ----------
UTILITIES--0.3%
CMS Energy Corp. 6.250%, 2/1/20                                 350          335
FirstEnergy Solutions Corp. 6.050%, 8/15/21                     180          183
                                                                      ----------
                                                                             518
                                                                      ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $38,211)                                                 39,629
                                                                      ----------
LOAN AGREEMENTS(3)--1.2%
CONSUMER DISCRETIONARY--0.3%
KAR Holdings, Inc. Tranche 3.047%, 10/21/13                     500          476
                                                                      ----------
CONSUMER STAPLES--0.1%
Roundy's Supermarkets, Inc. Tranche 10.000%,
   4/5/16                                                       250          251
                                                                      ----------
FINANCIALS--0.2%
AGFS Funding Co. Tranche 7.250%, 4/21/15                        265          259
                                                                      ----------
HEALTH CARE--0.3%
Biomet, Inc. Tranche B, 3.290%, 3/25/15                         499          479
                                                                      ----------

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
INFORMATION TECHNOLOGY--0.1%
Reynolds & Reynolds Co. (The) Tranche B 5.250%,
   4/1/17                                                $      238   $      236
                                                                      ----------
UTILITIES--0.2%
Calpine Corp. Tranche, 3.165%, 3/29/14                          457          420
                                                                      ----------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $2,177)                                                   2,121
                                                                      ----------

                                                           SHARES        VALUE
                                                         ----------   ----------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. Series G Pfd. 7.00% 144A(4)                           68           53
                                                                      ----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $21)                                                         53
                                                                      ----------
COMMON STOCKS--52.4%
CONSUMER DISCRETIONARY--4.5%
AutoZone, Inc.(2)(6)                                         11,000        2,126
Best Buy Co., Inc.                                           58,000        1,964
Comcast Corp. Class A                                       116,000        2,015
McDonald's Corp.                                             28,000        1,844
                                                                      ----------
                                                                           7,949
                                                                      ----------
CONSUMER STAPLES--3.3%
Altria Group, Inc.                                          101,000        2,024
Clorox Co. (The)                                             30,000        1,865
PepsiCo, Inc.                                                33,000        2,011
                                                                      ----------
                                                                           5,900
                                                                      ----------
ENERGY--9.7%
Chesapeake Energy Corp.                                      90,000        1,885
Chevron Corp.                                                29,000        1,968
ConocoPhillips                                               40,000        1,964
El Paso Corp.                                               161,000        1,789
Halliburton Co.                                              81,000        1,988
Massey Energy Co.                                            66,000        1,805
Occidental Petroleum Corp.                                   26,000        2,006
Petroleo Brasileiro SA ADR(6)                                58,000        1,991
Williams Cos., Inc. (The)                                   103,000        1,883
                                                                      ----------
                                                                          17,279
                                                                      ----------
FINANCIALS--3.4%
Citigroup, Inc.(2)(6)                                       518,000        1,948

                                                           SHARES        VALUE
                                                         ----------   ----------
FINANCIALS--(CONTINUED)
Goldman Sachs Group, Inc. (The)                              15,000   $    1,969
Hudson City Bancorp, Inc.                                   166,000        2,032
                                                                      ----------
                                                                           5,949
                                                                      ----------
HEALTH CARE--4.5%
Biogen Idec, Inc.(2)(6)                                      44,000        2,088
Gilead Sciences, Inc.(2)                                     59,000        2,023
Johnson & Johnson(6)                                         32,000        1,890
UnitedHealth Group, Inc.                                     71,000        2,016
                                                                      ----------
                                                                           8,017
                                                                      ----------
INDUSTRIALS--7.6%
Alaska Air Group, Inc.(2)                                    43,000        1,933
Caterpillar, Inc.                                            33,000        1,982
Continental Airlines, Inc. Class B(2)(6)                     92,000        2,024
DryShips, Inc.(2)(6)                                        532,000        1,899
Foster Wheeler AG(2)                                         86,000        1,811
L-3 Communications Holdings, Inc.                            26,000        1,842
Union Pacific Corp.                                          29,000        2,016
                                                                      ----------
                                                                          13,507
                                                                      ----------
INFORMATION TECHNOLOGY--10.7%
Amkor Technology, Inc.(2)(6)                                328,000        1,807
Cisco Systems, Inc.(2)                                       91,000        1,939
Corning, Inc.                                               119,000        1,922
Hewlett-Packard Co.                                          46,000        1,991
Intel Corp.                                                  98,000        1,906
International Business Machines Corp.(6)                     15,000        1,852
Microsoft Corp.                                              78,000        1,795
Nokia Oyj Sponsored ADR(6)                                  240,000        1,956
QUALCOMM, Inc.(6)                                            61,000        2,003
Research In Motion Ltd.(2)(6)                                38,000        1,872
                                                                      ----------
                                                                          19,043
                                                                      ----------
MATERIALS--5.3%
Alcoa, Inc.(6)                                              186,000        1,871
Du Pont (E.I.) de Nemours & Co.                              53,000        1,833
Freeport-McMoRan Copper & Gold, Inc.                         31,000        1,833
Nucor Corp.                                                  49,000        1,876
Potash Corp. of Saskatchewan, Inc.                           22,000        1,897
                                                                      ----------
                                                                           9,310
                                                                      ----------
TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                                   85,000        2,056

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------   ----------
TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Communications, Inc.                                 69,000   $    1,934
                                                                      ----------
                                                                           3,990
                                                                      ----------
UTILITIES--1.1%
Exelon Corp.                                                 53,000        2,012
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,744)                                                 92,956
                                                                      ----------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $165,198)                                               172,948
                                                                      ----------
SHORT-TERM INVESTMENTS--11.3%
MONEY MARKET MUTUAL FUNDS--11.3%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(5)                 1,360,162        1,360
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective
   yield 0.197%).(5)                                     14,265,460       14,265
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.177%)                                          4,364,189        4,364
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,989)                                                 19,989
                                                                      ----------
TOTAL INVESTMENTS--108.7%
(IDENTIFIED COST $185,187)                                               192,937(1)
Other Assets and Liabilities--(8.7)%                                     (15,377)
                                                                      ----------
NET ASSETS--100.0%                                                    $  177,560
                                                                      ==========

ABBREVIATIONS:

ADR     American Depositary Receipt.

FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").

FNMA    Federal National Mortgage Association ("Fannie Mae").

GNMA    Government National Mortgage Association ("Ginnie Mae")

REMIC   Real Estate Mortgage Investment Conduit

                         VIRTUS TACTICAL ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +

United States (includes short-term investments)       90%
Canada                                                 2
Australia                                              1
Bermuda                                                1
Brazil                                                 1
Finland                                                1
Greece                                                 1
Other                                                  3
                                                     ---
Total                                                100%
                                                     ---

+    % of total investments as of June 30, 2010

Virtus Tactical Allocation Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                      LEVEL 2
                                TOTAL VALUE AT      LEVEL 1         SIGNIFICANT
                                 JUNE 30, 2010   QUOTED PRICES   OBSERVABLE INPUTS
                                --------------   -------------   -----------------
Debt Securities:
   Asset-Backed Securities         $    129         $     --          $   129
   Corporate Bonds                   39,629               --           39,629
   Loan Agreements                    2,121               --            2,121
   Mortgage-Backed Securities        29,277               --           29,277
   U.S. Government Securities         8,783               --            8,783
Equity Securities:
   Common Stocks                     92,956           92,956               --
   Preferred Stock                       53               53               --
   Short-Term Investments            19,989           19,989               --
                                   --------         --------          -------
Total Investments                  $192,937         $112,998          $79,939
                                   ========         ========          =======

There are no Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. The Equity Trust has adopted ASU 2010-06 effective April 1, 2010.

B. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with PFPC Trust Co. ("PFPC"), the Fund's custodian. Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At June 30, 2010, the following funds had securities on loan (reported in thousands):

                                    Market Value   Cash Collateral
                                    ------------   ---------------
Balanced Fund                          $47,329         $50,127
Growth & Income Fund                    23,025          24,419
Mid-Cap Core Fund                          125             131
Mid-Cap Growth Fund                     22,622          23,623
Mid-Cap Value Fund                      36,341          39,148
Quality Large-Cap Value Fund            10,629          10,991
Quality Small-Cap Fund                  24,169          25,029
Small-Cap Core Fund                     12,977          13,662
Small-Cap Sustainable Growth Fund          513             536
Strategic Growth Fund                   56,864          59,592
Tactical Allocation Fund                14,638          15,625

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2--FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)

At June 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                               NET UNREALIZED
                                     FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION
----                                --------   ------------   --------------   -------------
Balanced Fund                       $601,846      $51,529       ($30,802)         $ 20,727
Growth & Income Fund                 123,827       16,930         (9,377)            7,553
Mid-Cap Core Fund                        745           52            (22)               30
Mid-Cap Growth Fund                   94,608       10,034         (4,717)            5,317
Mid-Cap Value Fund                   419,934       52,799        (78,547)          (25,748)
Quality Large-Cap Value Fund          51,742        2,367         (1,869)              498
Quality Small-Cap Fund               216,342       18,648         (6,117)           12,531
Small-Cap Core Fund                  118,005        9,806         (1,768)            8,038
Small-Cap Sustainable Growth Fund     60,116        1,154         (1,504)             (350)
Strategic Growth Fund                402,047       45,655        (25,523)           20,132
Tactical Allocation Fund             186,148       15,773         (8,984)            6,789

NOTE 3--SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Virtus Equity Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 25, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 25, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       August 25, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.